Significant accounting judgements and estimates (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Impairment of Intangibles and goodwill		$ 1,600,000	$ 29,800,000	$ 400,000
Capitalized development costs		16,694,000	15,235,000	42,175,000
Goodwill and intangible assets		16,694,000	15,235,000	42,175,000
Provisions		3,064,000	2,287,000	1,855,000
Unused tax losses		4,400,000	4,100,000	5,100,000
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Capitalized development costs		14,900,000	11,600,000	$ 7,800,000
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Settlement of litigation provision		596,000
Provisions			$ 200,000
Payment of litigation provision	$ 50,000.00
Monthly payments of provisions	$ 14,583.33
Sales Force [Member]
IfrsStatementLineItems [Line Items]
Provisions		115,000
Workato [Member]
IfrsStatementLineItems [Line Items]
Provisions		40,000
Compliance Quest [Member]
IfrsStatementLineItems [Line Items]
Provisions		60,000
Caret [member]
IfrsStatementLineItems [Line Items]
Capitalized development costs		1,600,000
Tembo EV Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Goodwill and intangible assets		100,000
Tembo Technologies Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Goodwill and intangible assets		$ 800,000